PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Disclosure of net defined benefit liability (asset) [line items]
Net periodic pension benefit cost	Rp 1,680		Rp 1,449	Rp 1,176
Defined benefit plan actuarial gain (loss) - net of tax	(1,955)	$ (136)	3,596	2,109
Post-employment health care benefit cost
Disclosure of net defined benefit liability (asset) [line items]
Plan administrative costs	168		174	150
Net interest cost	95		79	17
Net periodic pension benefit cost	263		253	167
Net periodic pension benefit cost	263		253	167
Experience adjustments	(105)		(1,680)	810
Changes in financial assumptions	(1,289)		1,800	1,190
Changes in demographic assumptions			(24)	(1,095)
Return on plan assets (excluding amount included in net interest expense)	362		62	(271)
Defined benefit plan actuarial gain (loss) - net of tax	Rp (1,032)		Rp 158	Rp 634